UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05099

Pioneer Money Market Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer U.S. Government
Money Market Fund

NQ | March 31, 2018

Ticker Symbols: Class A PMTXX Class R PRXXX Class Y PRYXX

Principal
Amount ($)		Value
	UNAFFILIATED ISSUERS - 83.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 83.2% of Net Assets
200,000(a)	Fannie Mae Discount Notes, 4/11/18	$199,922
500,000(a)	Fannie Mae Discount Notes, 4/25/18	499,550
100,000(a)	Federal Farm Credit Bank Discount Notes, 4/24/18	99,894
554,000	Federal Farm Credit Banks, 0.75%, 4/18/18	553,853
250,000	Federal Farm Credit Banks, 0.75%, 7/18/18	249,326
270,000(b)	Federal Farm Credit Banks, 1.763% (1 Month USD LIBOR + 5 bps), 4/9/18	270,010
2,000,000(b)	Federal Farm Credit Banks, 1.785% (1 Month USD LIBOR + 5 bps), 6/11/18	2,000,766
1,000,000(b)	Federal Farm Credit Banks, 1.79% (1 Month USD LIBOR + 5 bps), 7/11/18	1,000,603
2,585,000(b)	Federal Farm Credit Banks, 1.8% (3 Month USD LIBOR + 0 bps), 5/9/18	2,585,785
260,000(b)	Federal Farm Credit Banks, 1.828% (1 Month USD LIBOR + 2 bps), 5/17/18	260,070
400,000(b)	Federal Farm Credit Banks, 1.831% (1 Month USD LIBOR + 14 bps), 7/6/18	400,260
445,000(b)	Federal Farm Credit Banks, 1.832% (1 Month USD LIBOR + 4 bps), 4/24/19	445,422
300,000(b)	Federal Farm Credit Banks, 1.836% (1 Month USD LIBOR + 15 bps), 4/3/19	300,709
2,885,000(b)	Federal Farm Credit Banks, 1.836% (1 Month USD LIBOR + 5 bps), 4/16/18	2,885,195
765,000(b)	Federal Farm Credit Banks, 1.87% (1 Month USD LIBOR + 12 bps), 11/13/18	766,134
410,000(b)	Federal Farm Credit Banks, 1.89% (3 Month USD LIBOR + 4 bps), 11/16/18	410,677
2,003,000(b)	Federal Farm Credit Banks, 1.962% (1 Month USD LIBOR + 9 bps), 5/25/18	2,003,532
2,545,000(b)	Federal Farm Credit Banks, 1.99% (3 Month USD LIBOR + 4 bps), 9/4/18	2,546,939
2,490,000(b)	Federal Farm Credit Banks, 2.024% (1 Month USD LIBOR + 17 bps), 1/22/19	2,496,170
250,000(b)	Federal Farm Credit Banks, 2.047% (1 Month USD LIBOR + 18 bps), 2/25/19	250,730
500,000(b)	Federal Farm Credit Banks, 2.148% (3 Month USD LIBOR + 3 bps), 9/18/18	500,411
1,300,000(a)	Federal Home Loan Bank Discount Notes, 4/11/18	1,299,490
650,000(a)	Federal Home Loan Bank Discount Notes, 4/18/18	649,581
350,000(a)	Federal Home Loan Bank Discount Notes, 5/4/18	349,473
230,000(a)	Federal Home Loan Bank Discount Notes, 5/23/18	229,472
275,000(a)	Federal Home Loan Bank Discount Notes, 5/30/18	274,393
275,000	Federal Home Loan Banks, 0.625%, 8/7/18	274,139
820,000	Federal Home Loan Banks, 1.125%, 4/25/18	819,922
1,310,000(b)	Federal Home Loan Banks, 1.621% (1 Month USD LIBOR + 9 bps), 11/8/18	1,310,205
1,200,000(b)	Federal Home Loan Banks, 1.728% (1 Month USD LIBOR + 8 bps), 3/19/19	1,200,466
3,245,000(b)	Federal Home Loan Banks, 1.737% (3 Month USD LIBOR + 5 bps), 5/4/18	3,245,597
1,700,000(b)	Federal Home Loan Banks, 1.781% (1 Month USD LIBOR + 8 bps), 7/23/18	1,700,381
275,000	Federal Home Loan Banks, 2.0%, 9/14/18	275,568
1,000,000	Federal Home Loan Banks, 4.0%, 5/15/18	1,002,700
1,302,000	Federal Home Loan Mortgage Corp., 0.75%, 4/9/18	1,301,827
1,610,000	Federal Home Loan Mortgage Corp., 0.875%, 10/12/18	1,603,265
275,000	Federal Home Loan Mortgage Corp., 1.0%, 6/29/18	274,799
500,000	Federal Home Loan Mortgage Corp., 1.0%, 7/27/18	498,987
270,000	Federal Home Loan Mortgage Corp., 1.0%, 12/28/18	268,619
270,000	Federal Home Loan Mortgage Corp., 1.2%, 9/24/18	269,378
270,000	Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	271,797
1,365,000	Federal National Mortgage Association, 0.875%, 5/21/18	1,364,265
655,000	Federal National Mortgage Association, 1.0%, 4/30/18	654,699
1,190,000	Federal National Mortgage Association, 1.06%, 4/30/18	1,189,637
665,000	Federal National Mortgage Association, 1.125%, 10/19/18	662,117
295,000	Federal National Mortgage Association, 1.375%, 1/28/19	293,898
1,175,000	Federal National Mortgage Association, 1.875%, 9/18/18	1,176,349
260,000	Federal National Mortgage Association, 1.875%, 2/19/19	259,725
2,155,000(b)	Federal National Mortgage Association, 1.877% (1 Month USD LIBOR + 0 bps), 2/28/19	2,155,599
17,680,000(a)	U.S. Treasury Bills, 4/5/18	17,677,856
26,765,000(a)	U.S. Treasury Bills, 4/12/18	26,753,456
26,035,000(a)	U.S. Treasury Bills, 4/19/18	26,014,619

Principal
Amount ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
24,210,000(a)	U.S. Treasury Bills, 4/26/18	$24,183,306
26,825,000(a)	U.S. Treasury Bills, 5/3/18	26,787,408
1,450,000(a)	U.S. Treasury Bills, 5/10/18	1,447,668
660,000(a)	U.S. Treasury Bills, 5/17/18	658,714
655,000(a)	U.S. Treasury Bills, 5/24/18	653,477
270,000(a)	U.S. Treasury Bills, 6/28/18	269,028
795,000(a)	U.S. Treasury Bills, 7/5/18	791,749
660,000(a)	U.S. Treasury Bills, 7/12/18	656,895
390,000(a)	U.S. Treasury Bills, 7/26/18	388,003
930,000(a)	U.S. Treasury Bills, 8/9/18	924,362
400,000(a)	U.S. Treasury Bills, 8/16/18	397,325
270,000(a)	U.S. Treasury Bills, 1/31/19	265,793
505,000	U.S. Treasury Bond, 9.125%, 5/15/18	509,671
965,000	U.S. Treasury Notes, 0.75%, 4/30/18	964,644
275,000	U.S. Treasury Notes, 0.75%, 7/31/18	274,450
300,000	U.S. Treasury Notes, 1.0%, 5/15/18	299,931
275,000	U.S. Treasury Notes, 1.0%, 5/31/18	274,845
650,000	U.S. Treasury Notes, 1.0%, 8/15/18	648,809
275,000	U.S. Treasury Notes, 1.25%, 10/31/18	274,681
550,000	U.S. Treasury Notes, 1.25%, 11/15/18	549,124
270,000	U.S. Treasury Notes, 1.25%, 12/31/18	268,879
260,000(b)	U.S. Treasury Notes, 1.816% (3 Month Treasury Yield + 5 bps), 10/31/19	260,226
915,000(b)	U.S. Treasury Notes, 1.828% (3 Month Treasury Yield + 6 bps), 7/31/19	916,191
3,400,000(b)	U.S. Treasury Notes, 1.838% (3 Month Treasury Yield + 7 bps), 4/30/19	3,400,722
7,010,000(b)	U.S. Treasury Notes, 1.908% (3 Month Treasury Yield + 14 bps), 1/31/19	7,017,318
8,995,000(b)	U.S. Treasury Notes, 1.938% (3 Month Treasury Yield + 17 bps), 10/31/18	9,003,637
10,360,000(b)	U.S. Treasury Notes, 1.942% (3 Month Treasury Yield + 17 bps), 7/31/18	10,365,117
14,715,000(b)	U.S. Treasury Notes, 1.958% (3 Month Treasury Yield + 19 bps), 4/30/18	14,716,215
270,000	U.S. Treasury Notes, 2.25%, 7/31/18	270,785
260,000	U.S. Treasury Notes, 2.75%, 2/15/19	261,560
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $223,748,770)	$223,748,770
	TEMPORARY CASH INVESTMENTS - 16.1%
	REPURCHASE AGREEMENTS - 16.1%
11,435,000
$11,435,000 Merrill Lynch, Pierce, Fenner & Smith Inc., 1.77%, dated 3/29/18 plus accrued interest on 4/2/18, collateralized by the following:
$11,663,700 Government National Mortgage Association, 3.5%, 5/20/46.
		$ 11,435,000
6,725,000	$6,725,000 TD Securities USA LLC, 1.76%, dated 3/29/18 plus accrued interest on 4/2/18, collateralized by the following: $6,859,500 Federal National Mortgage Association, 4.5%, 3/1/48.	6,725,000
8,055,000	$8,055,000 TD Securities USA LLC, 1.78%, dated 3/29/18 plus accrued interest on 4/2/18, collateralized by the following: $8,216,100 Federal National Mortgage Association, 4.5%, 3/1/48.	8,055,000
17,095,000	$17,095,000 ScotiaBank, 1.76%, dated 3/29/18 plus accrued interest on 4/2/18, collateralized by the following: $17,365,168 Federal National Mortgage Association, 3.0% - 4.5%, 7/1/29 - 1/1/48, $91,073 Freddie Mac Giant, 4.0%, 2/1/45.	17,095,000
		$43,310,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $43,310,000)	$43,310,000
	TOTAL INVESTMENT IN SECURITIES OF UNAFFILIATED ISSUERS - 99.3%
	(Cost $267,058,770) (c)	$267,058,770
	OTHER ASSETS & LIABILITIES - 0.7%	$1,988,607
	NET ASSETS - 100.0%	$269,047,377

bps	Basis Points.
LIBOR	London Interbank Offered Rate.

(a)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(b)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2018.
(c)	At March 31, 2018, cost for federal income tax purposes was $267,058,770.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Trust's investments.

	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$–	$223,748,770	$–	$223,748,770
Repurchase Agreements	–	43,310,000	–	43,310,000
Total Investments in Securities	$–	$267,058,770	$–	$267,058,770

During the three months ended March 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date May 29, 2018

* Print the name and title of each signing officer under his or her signature.